Insurance Reserves (Account Balances Of Variable Annuity Contract With Living Benefit Guarantees Invested In Separate Account Investment Options) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Insurance Reserves [Line Items]
Separate account investment	$ 5,530	$ 6,127
Balanced Funds
Insurance Reserves [Line Items]
Separate account investment	3,770	4,162
Equity Funds
Insurance Reserves [Line Items]
Separate account investment	958	1,028
Bond Funds
Insurance Reserves [Line Items]
Separate account investment	758	849
Money Market Funds
Insurance Reserves [Line Items]
Separate account investment	30	51
Other Funds
Insurance Reserves [Line Items]
Separate account investment	$ 14	$ 37